21. DEFERRED TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Tax Assets And Liabilities Tables
Deferred tax assets and liabilities

IN MILLIONS OF USD	DEC 31, 2017	DEC 31, 2016
DEFERRED TAX ASSETS
Property, plant and equipment	4.0	47.4
Intangible assets	19.8	60.1
Provisions and other payables	11.7	30.8
Tax loss carry-forward	51.5	57.5
Other	15.5	12.0
Total	102.5	207.8

DEFERRED TAX LIABILITIES
Property, plant and equipment	(0.5)	(50.4)
Intangible assets	(59.8)	(68.3)
Provisions and other payables	–	(0.8)
Other	(2.0)	(7.1)
Total	(62.3)	(126.6)

Deferred tax assets, net	40.2	81.2

Deferred tax balances
IN MILLIONS OF USD	DEC 31, 2017	DEC 31, 2016
Deferred tax assets	90.3	153.0
Deferred tax liabilities	(50.1)	(71.8)
Balance at December 31	40.2	81.2

Changes in deferred taxes

IN MILLIONS OF USD	DEC 31, 2017	DEC 31, 2016
Changes in deferred tax assets	(62.7)	6.5
Changes in deferred tax liabilities	21.7	36.8
Currency translation adjustments	6.4	(0.1)
Deferred tax income (expense) at December 31	(34.6)	43.2

THEREOF
Recognized in the statement of comprehensive income	(34.4)	42.7
Recognized in equity	(0.2)	0.5

Tax loss carry-forwards

Unrecognized tax loss carry-forwards

IN MILLIONS OF USD	DEC 31, 2017	DEC 31, 2016	DEC 31, 2015
Expiring within 1 to 3 years	4.4	–	–
Expiring within 4 to 7 years	0.8	–	–
Expiring after 7 years	39.8	31.9	21.3
Total [1]	45.0	31.9	21.3
1	This amount includes USD 21.3 million added through business combination in 2015